Trade and Other Receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables [abstract]
Trade and Other Receivables

Note 9	Trade and Other Receivables
Trade and other receivables consisted of the following:²

Trade and other receivables - Total	As of
(in € thousands)	2021/12/31	2022/06/30
Trade receivables, net	57	742
Research tax credit	5,282	8,625
Social security costs receivables	4	2
VAT receivables	1,038	1,654
Grants receivables	5	14
Other receivables	852	390
TOTAL	7,239	11,428

Trade and other receivables - Current	As of
(in € thousands)	2021/12/31	2022/06/30
Trade receivables, net	57	742
Research tax credit	5,282	8,625
Social security costs receivables	4	2
VAT receivables	1,038	1,654
Grants receivables	3	14
Other receivables	852	390
TOTAL	7,236	11,428

Trade and other receivables - Non-current	As of
(in € thousands)	2021/12/31	2022/06/30
Trade receivables, net	—	—
Research tax credit	—	—
Social security costs receivables	—	—
VAT receivables	—	—
Grants receivables	3	—
Other receivables	—	—
TOTAL	3	—
Trade receivables
The change in trade receivables in mainly related to the Transition Services Agreement entered into with Ipsen during the first half of 2022. See Note 2.1 "Licensing and Partnership Agreement with Ipsen".
Research tax credit
The research tax credit receivable, amounting to €8,625 at June 30, 2022, includes:
•The research tax credit due for 2021 amounting to €5,282, of which the refund request currently under review by the French revenue service, and
•The estimated research tax credit receivable for the first half of 2022, which amounts to €3,343.
VAT receivables
The VAT receivable amounted to €1,654 at June 30, 2022. (€1,038 at December 31, 2021).
This increase is due to the requested VAT refund at June 30, 2022 amounting to €391 more than at December 31, 2021. The residual difference is due to a higher VAT amount on accrued expenses.
Other receivables
The line item “other receivables” amounted to €390 and €852, respectively as of June 30, 2022 and December 31, 2021. It primarily consists of credit notes from suppliers.